Loans receivable, net - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) loan	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($)	Jan. 31, 2020	Apr. 18, 2018
Debt Instrument, Interest Rate, Stated Percentage				8.00%	2.50%
Provision charge			$ 1,386
Reversal	$ 49	$ 973
Accrued interest on loans	40
Provision for loan losses	2,023	2,072
Write-offs on loan and allowance for loan and lease losses		513
Provision for loan losses during the period	50	970	$ 1,390
Financing Receivables, Equal to Greater than 365 Days Past Due
Loans receivable	1,154	1,154
Financing Receivables, 180 to 365 Days Past Due
Provision for loan losses during the period	$ 1,154	$ 1,154
Personal Loans
Number of loans | loan	15	14
Provision for loan losses during the period	$ 51	$ 1
Corporate Loans
Number of loans | loan	11	4
Provision for loan losses during the period	$ 236	$ 1
Minimum
Debt Instrument, Interest Rate, Stated Percentage	6.00%	5.00%
Maximum
Debt Instrument, Interest Rate, Stated Percentage	48.00%	42.00%